LEASES - Right-of-use assets and depreciation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,137		$ 1,056
Right of-use assets:	1,314		1,210
Depreciation and impairment charges:	116	$ 97
Other lease related expenses:
Interest expense on lease liabilities	26	17
Expenses of short-term leases	40	45
Expenses of leases of low-value assets	41	35
Expenses related to variable lease payments	32	45
Additions to right-of-use assets	175	151
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	144	95
Land, buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	911		854
Depreciation and impairment charges:	78	66
Machinery, equipment and others
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	403		$ 356
Depreciation and impairment charges:	$ 38	$ 31